Cover	Aug. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 29, 2025
Entity File Number	001-40789
Entity Registrant Name	CALIDI BIOTHERAPEUTICS, INC.
Entity Central Index Key	0001855485
Entity Tax Identification Number	86-2967193
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4475 Executive Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	(858)
Local Phone Number	794-9600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CLDI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false